Finance Lease And Operating Lease As a Lessor(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	₩ 1,538,093	₩ 1,740,085
Present value of minimum lease payments	906,365	938,624
Present value of Non-guaranteed residual value	496,969	639,075
Net lease investment	1,403,334	1,577,699
Unearned interest income	134,759	162,386
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	2,605,166	2,692,009
Up to 1 year
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	579,968	654,104
Present value of minimum lease payments	354,588	367,937
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	792,935	577,490
1~5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	958,125	1,085,208
Present value of minimum lease payments	551,777	569,939
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	1,727,498	1,432,354
Over 5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	0	773
Present value of minimum lease payments	0	748
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	₩ 84,733	₩ 682,165